Common shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Jun. 30, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2020	$ 20,140
Expected stock compensation expense, 2021	11,657
Expected stock compensation expense, 2022	4,730
Expected stock compensation expense, 2023	1,162
Total expected stock compensation expense	50,483
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year One, Share-Based Awards Other Than Options	12,794
Expected stock compensation expense, 2020	20,140
Expected stock compensation expense, 2021	11,657
Expected stock compensation expense, 2022	4,730
Expected stock compensation expense, 2023	1,162
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Share-Based Awards Other Than Options1	$ 50,483
Remaining shares available for issuance (in shares) | shares	362,766
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2020	$ 19,481
Expected stock compensation expense, 2021	11,449
Expected stock compensation expense, 2022	4,730
Expected stock compensation expense, 2023	1,162
Total expected stock compensation expense	48,849
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year One, Share-Based Awards Other Than Options	12,027
Expected stock compensation expense, 2020	19,481
Expected stock compensation expense, 2021	11,449
Expected stock compensation expense, 2022	4,730
Expected stock compensation expense, 2023	1,162
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Share-Based Awards Other Than Options1	48,849
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2020	659
Expected stock compensation expense, 2021	208
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Total expected stock compensation expense	1,634
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Expected Expense In Year One, Share-Based Awards Other Than Options	767
Expected stock compensation expense, 2020	659
Expected stock compensation expense, 2021	208
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Share-Based Awards Other Than Options1	$ 1,634